SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Project Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Project assets	$ 4,761,014	$ 9,203,936
Module Cost [Member]
Project assets		3,643,086
Development [Member]
Project assets	$ 4,761,014	$ 5,560,850